STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2023	Sep. 22, 2023	May 11, 2023	Sep. 13, 2022
Common Stock, Shares Outstanding	243,632	243,632	80,634,536
Common Stock, Par Value	$ 0.001	$ 0.0001	$ 0.0001
Common Stock, Shares Issued	243,632	243,632	109,634,536
Restricted Common Stock, Shares					53,333	5,000,000	38,944,965
Restricted Common Stock, value					$ 2,928,000	$ 875,000	$ 7,788,933
Total authorized shares increase				1,000,000,000
Stock split	One for Three Hundred (1-for-450) Reverse Stock Split of the issued and outstanding shares of Common Stock
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Board Of Directors [Member]
Conversion Price	$ 1.00
Issuance of Compensation cost	$ 2,196,000	$ 732,000	$ 7,788,933
Common Stock, Par Value				$ 0.0001
Common Stock, Shares Issued				700,000,000
Compensation cost	$ 2,928,000
Preferred Stock, Par Value				$ 0.0001
Preferred Stock, Shares Issued				300,000,000
Series A Preferred Stock [Member]
Designate preferred stock, share				10,000,000
Annual interest rate	3.00%
Conversion Price	$ 1.00
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Series B Preferred Stock [Member]
Designate preferred stock, share				10,000,000
Preferred Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0